IFRS 7 - Disclosure - Credit Risk - Summary of Industry-wide Breakdown of Business and Government Exposure (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 861,193	$ 756,150
OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	9,960	6,550
Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	486,558	406,903
Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	781,843	691,864
Advanced Internal Ratings Based [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	416,870	351,600
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Commercial mortgages [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	8,420	7,544
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	180,045	140,284
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Retail and wholesale [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	9,283	9,142
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Business services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	11,139	11,000
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Manufacturing capital goods [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	5,397	5,898
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Manufacturing consumer goods [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	5,816	6,024
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Real estate and construction [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	40,652	38,358
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Agriculture [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	8,760	8,575
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Oil And Gas [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	21,525	21,813
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Mining [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	5,131	5,326
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Forest products [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,239	1,324
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Hardware and software [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,189	1,751
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Telecommunications and cable [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,195	2,234
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Broadcasting, publishing and printing [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	665	801
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Transportation [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	9,913	8,877
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Utilities [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	20,139	15,747
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Education, health and social services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	4,742	4,541
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Governments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	79,620	$ 62,361
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	248,265
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Commercial mortgages [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	8,373
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	81,967
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Retail and wholesale [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	5,167
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Business services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	7,047
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Manufacturing capital goods [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,791
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Manufacturing consumer goods [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,455
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Real estate and construction [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	30,216
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Agriculture [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	6,771
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Oil And Gas [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	9,649
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Mining [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,363
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Forest products [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	490
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Hardware and software [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,227
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Telecommunications and cable [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	335
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Broadcasting, publishing and printing [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	457
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Transportation [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	5,768
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Utilities [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	9,189
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Education, health and social services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,096
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Drawn [member] | Governments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	70,904
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	59,379
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Commercial mortgages [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	47
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	7,673
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Retail and wholesale [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,652
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Business services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,264
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Manufacturing capital goods [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,036
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Manufacturing consumer goods [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,052
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Real estate and construction [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	8,257
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Agriculture [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,767
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Oil And Gas [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	8,532
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Mining [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,931
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Forest products [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	515
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Hardware and software [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	890
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Telecommunications and cable [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,126
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Broadcasting, publishing and printing [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	154
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Transportation [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,596
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Utilities [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	7,066
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Education, health and social services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,194
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Undrawn commitments [member] | Governments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	5,627
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	14,977
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Repo style transactions [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	14,318
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Repo style transactions [member] | Business services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	18
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Repo style transactions [member] | Real estate and construction [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	142
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Repo style transactions [member] | Education, health and social services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	6
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Repo style transactions [member] | Governments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	493
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	75,399
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	66,312
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Retail and wholesale [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	225
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Business services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	595
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Manufacturing capital goods [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	365
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Manufacturing consumer goods [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	214
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Real estate and construction [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,166
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Agriculture [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	26
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Oil And Gas [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,039
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Mining [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	723
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Forest products [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	205
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Hardware and software [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	45
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Telecommunications and cable [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	408
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Broadcasting, publishing and printing [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Transportation [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	262
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Utilities [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,707
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Education, health and social services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	150
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | Other off balance sheet items [member] | Governments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	955
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	18,850
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	9,775
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Retail and wholesale [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	239
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Business services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	215
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Manufacturing capital goods [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	205
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Manufacturing consumer goods [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	95
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Real estate and construction [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	871
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Agriculture [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	196
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Oil And Gas [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,305
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Mining [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	114
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Forest products [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	29
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Hardware and software [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	27
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Telecommunications and cable [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	326
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Broadcasting, publishing and printing [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	52
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Transportation [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,287
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Utilities [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,177
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Education, health and social services [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	296
Advanced Internal Ratings Based [member] | Business and government portfolios [member] | OTC derivatives [member] | Governments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 1,641